Condensed Combined and Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Research and Development Expense [Member]
Share-based compensation expense	$ 310,702	$ 197,511	$ 203,406	$ 2,680,193	$ 996,888	$ 1,192,770
Research and Development Expense [Member] | Roivant Sciences Ltd. (RSL) [Member]
Costs allocated from related party	0	474,720	843,773	152,435	3,209,161	3,582,269
General and Administrative Expense [Member]
Share-based compensation expense	1,102,957	38,961	249,716	2,440,259	636,923	115,494
General and Administrative Expense [Member] | Roivant Sciences Ltd. (RSL) [Member]
Costs allocated from related party	$ 487,035	$ 636,923	$ 369,279	$ 1,001,030	$ 929,646	$ 1,179,789